December 5, 2001


                                            Zurich Scudder Investments, Inc.
                                            Two International Place
                                            Boston, MA  02110


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Scudder Capital Growth Fund, Scudder Large Company Growth Fund, and Scudder Small Company Stock Fund, each a series of Investments Trust (Reg. Nos. 2-13628) (811-43) Post Effective Amendment No. 127 to Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 127 to the Funds' Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 30, 2001.

         Comments or questions concerning this certificate may be directed to Lauren Giudice at 617-295-2560.

                                            Very truly Yours,


                                            Scudder Capital Growth Fund
                                            Scudder Large Company Growth Fund
                                            Scudder Small Company Stock Fund


                                            By: /s/ John Millette
                                                -------------------------------
                                                John Millette
                                                Secretary

cml/llg
cc:      Allison Beakley, Esq., Dechert